CONVERTIBLE NOTES (Details)					1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 04, 2022 USD ($)	May 06, 2021 USD ($) shares	Mar. 17, 2021 USD ($) $ / shares Y D	Feb. 02, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) Y $ / shares	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 22, 2022 Y $ / shares	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred	$ 15,000
Proceeds from the issuance of convertible note							¥ 33,704,460	$ 4,886,687	¥ 161,588,128	¥ 3,358,369
February Note
Debt Instrument [Line Items]
Principal amount				$ 5,000,000	$ 5,000,000
Interest rate (as a percent)				6.00%	6.00%
Repayments of convertible notes						$ 5,000,000
Ordinary shares | shares					14.00
Amount of fair value				$ 900,000
Initial carrying value				$ 1,700,000
March Note
Debt Instrument [Line Items]
Principal amount			$ 20,000,000										$ 20,000,000
Interest rate (as a percent)			6.00%										6.00%
Ordinary shares | shares		3,277,050
Amount of fair value		$ 2,444,444
March Note | Dividend Yield
Debt Instrument [Line Items]
Fair value of conversion option			0				0	0
March Note | Expected Volatility
Debt Instrument [Line Items]
Fair value of conversion option			205.94				107.09	107.09
March Note | Weighted Average Risk-free Interest Rate
Debt Instrument [Line Items]
Fair value of conversion option			0.07				4.73	4.73
March Note | Expected Life
Debt Instrument [Line Items]
Fair value of conversion option | Y			1				1.21	1.21
March Note | Estimated Fair Value of Price Per Share
Debt Instrument [Line Items]
Fair value of conversion option | $ / shares			42.39				0.44	0.44
Convertible Debenture Agreement, Six Percent, August 2022 [Member]
Debt Instrument [Line Items]
Principal amount	$ 5,500,000										$ 5,500,000
Debt instrument redemption percentage	6.00%
Original issue discount	$ 500,000
Proceeds from the issuance of convertible note	$ 4,985,000
Convertible Debenture Agreement, Six Percent, August 2022 [Member] | Dividend Yield
Debt Instrument [Line Items]
Fair value of conversion option							0	0				0
Convertible Debenture Agreement, Six Percent, August 2022 [Member] | Expected Volatility
Debt Instrument [Line Items]
Fair value of conversion option							107.08	107.08				107.02
Convertible Debenture Agreement, Six Percent, August 2022 [Member] | Weighted Average Risk-free Interest Rate
Debt Instrument [Line Items]
Fair value of conversion option							4.73	4.73				3.11
Convertible Debenture Agreement, Six Percent, August 2022 [Member] | Expected Life
Debt Instrument [Line Items]
Fair value of conversion option | Y							0.59	0.59				1
Convertible Debenture Agreement, Six Percent, August 2022 [Member] | Estimated Fair Value of Price Per Share
Debt Instrument [Line Items]
Fair value of conversion option | $ / shares							0.44	0.44				1.20
Class A ordinary shares
Debt Instrument [Line Items]
Ordinary shares | shares				30
Shares subject to redemption price per share | $ / shares				$ 0.0001
ADR [Member]
Debt Instrument [Line Items]
Ordinary shares | shares				10,000,000
ADR [Member] | February Note
Debt Instrument [Line Items]
Ordinary shares | shares				50,000
Sale of stock price per share | $ / shares				$ 18.5
Conversion price | $ / shares				$ 14
Debt discount				$ 600,000
Amortized discount over the life				12 months
ADR [Member] | March Note
Debt Instrument [Line Items]
Debt instrument redemption percentage			90.00%
Amount of fair value			$ 2,444,444
Conversion price percentage			90.00%
Average trading day price | D			5
ADR [Member] | Convertible Debenture Agreement, Six Percent, August 2022 [Member]
Debt Instrument [Line Items]
Debt instrument redemption percentage							90.00%	90.00%
Conversion price percentage							90.00%	90.00%
Average trading day price | Y							5	5